Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Selling and Marketing Expenses [Abstract]
Marketing and branding expenses	$ 1,134,752	$ 1,288,353
Advertising expenses	7,940,319	3,348,757
Selling and marketing expenses	$ 9,075,071	$ 4,637,110